Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Lease Liabilities (Details) [Line Items]
Total cash outflows for leases	R 53.5	R 52.3
Lease payments	R 8.2	R 11.2
Minimum [Member]
Lease Liabilities (Details) [Line Items]
Average term	3 years
Maximum [Member]
Lease Liabilities (Details) [Line Items]
Average term	4 years